Loans, financing, debentures and hedge derivative financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loans, financing, debentures and hedge derivative financial instruments

16. Loans, financing, debentures and hedge derivative financial instruments

a. Composition

Description	12/31/2020	12/31/2019	Index/ Currency	Weighted average financial charges 12/31/2020 – % p.a.	Maturity
Foreign currency – denominated loans:
Notes in the foreign market (b) (*)	7,267,687	4,213,662	US$	5.3	2026 to 2029
Foreign loan (c.1) (*)	1,047,644	1,057,407	US$	3.9	2021 to 2023
Financial institutions (e)	312,200	604,741	US$ + LIBOR (1)	1.4	2021
Foreign loan (c.1) (*)	261,284	608,685	US$ + LIBOR (1)	1.0	2022
Financial institutions (e)	154,783	132,417	US$	2.5	2020 to 2022
Advances on foreign exchange contracts	105,579	-	US$	3.7	2021
Financial institutions (e)	39,350	41,164	MX$ (2)	8.4	2021
Foreign loan (c.2)	-	243,837	US$ + LIBOR (1)	-	2020
BNDES (d)	-	208	US$	-	2020
Total foreign currency	9,188,527	6,902,121

Brazilian Reais – denominated loans:
Debentures – CRA (g.2, g.4 and g.6)	2,037,602	2,036,647	DI	95.8	2022 to 2023
Debentures - 6ª issuance (g.5)	1,734,113	1,752,080	DI	105.3	2023
Debentures – Ipiranga (g.1 and g.3)	1,679,036	1,868,612	DI	105.0	2021 to 2022
Notes - Ultrapar (h.1)	1,038,499	-	R$ + DI	3.1	2021
Debentures – CRA (g.2, g.4 and g.6) (*)	1,000,824	941,614	IPCA	4.6	2024 to 2025
Banco do Brasil (f)	407,420	611,276	DI	110.9	2021 to 2022
Bank Credit Bill	50,692	-	R$ + DI	3.5	2021
Debentures – Tequimar (g.7)	92,541	89,278	R$	6.5	2024
FINEP	29,803	41,345	TJLP (3)	1.6	2020 to 2023
BNDES (d)	-	62,578	TJLP (3)	-	2021
Banco do Nordeste do Brasil	-	10,039	R$ (4)	-	2021
FINEP	-	12,820	R$	-	2020 to 2021
BNDES (d)	-	30,392	SELIC (5)	-	2020
BNDES (d)	-	3,913	R$	-	2020 to 2022
FINAME	-	22	TJLP (3)	-	2020 to 2022
Total in Brazilian Reais	8,070,530	7,460,616
Total foreign currency and Brazilian Reais	17,259,057	14,362,737
Currency and interest rate hedging instruments (**)	117,159	29,985
Total	17,376,216	14,392,722
Current	3,255,944	1,117,441
Non-current	14,120,272	13,275,281

(*) These transactions were designated for hedge accounting (see Note 33.h).

 (**) Accumulated losses (see Note 33.i).

 (1)   LIBOR = London Interbank Offered Rate.

 (2)   MX$ = Mexican Peso; TIIE = the Mexican interbank balance interest rate.

 (3)   TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2020, TJLP was fixed at 4.55% p.a.

 (4)   Contract linked to the rate of FNE (Northeast Constitutional Financing Fund) fund whose purpose is to promote the development of the industrial sector, managed by Banco do Nordeste do Brasil. On December 31, 2020, the FNE interest rate was 10% p.a. FNE grants a discount of 15% on the interest rate for timely payments.

 (5)   SELIC = basic interest rate set by the Brazilian Central Bank.

The changes in loans and debentures are shown below:

Balance as of December 31, 2018	15,116,139
New loans and debentures with cash effect	2,105,737
Interest accrued	845,844
Principal payment	(2,644,704)
Interest payment	(1,469,780)
Monetary and exchange rate variation	296,441
Change in fair value	113,060
Balance as of December 31, 2019	14,362,737
New loans and debentures with cash effect	3,591,624
Interest accrued	757,161
Principal payment	(2,795,002)
Interest payment	(740,853)
Monetary and exchange rate variation	2,048,688
Change in fair value	34,702
Balance as of December 31, 2020	17,259,057

The long-term debt had the following principal maturity schedule:

	12/31/2020	12/31/2019
From 1 to 2 years	2,702,626	1,424,775
From 2 to 3 years	3,091,641	3,115,495
From 3 to 4 years	784,778	3,451,988
From 4 to 5 years	231,271	765,263
More than 5 years	7,309,956	4,517,760
	14,120,272	13,275,281

The transaction costs and issuance premiums associated with debt issuance were added to their financial liabilities, as shown in Note 16.i.

The Company’s management entered into hedging instruments against foreign exchange and interest rate variations for a portion of its debt obligations (see Note 33.h).

b.  Notes in the foreign market

On October 6, 2016, the subsidiary Ultrapar International S.A. (“Ultrapar International”) issued US$ 750,000 (equivalent to R$ 3,897,525 as of December 31, 2020) in notes in the foreign market, maturing in October 2026, with interest rate of 5.25% p.a., paid semiannually. The issue price was 98.097% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for this transaction (see Note 33.h.3).

On June 6, 2019, the subsidiary Ultrapar International issued US$ 500,000 (equivalent to R$ 2,598,350 as of December 31, 2020) in notes in the foreign market, maturing in June 2029, with interest rate of 5.25% p. a., paid semiannually. The issue price was 100% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for part of this transaction (see Note 33.h.3).

On June 21, 2019, the subsidiary Ultrapar International repurchased US$ 200,000 (equivalent to R$ 1,039,340 as of December 31, 2020) in notes in the foreign market maturing in October 2026.

On July 13, 2020, the subsidiary Ultrapar International made the reopening of notes in the foreign market issued in 2019, in the amount of US$ 350,000 (equivalent to R$ 1,818,845 as of December 31, 2020) maturing in June 2029, to the coupon (interest) and yield of 5.25% per year, paid semiannually. The issue price was 99.994% of face value of the note. The notes were guaranteed by the Company and the subsidiary IPP.

As a result of the issuance of the notes in the foreign market, the Company and its subsidiaries are required to perform certain obligations, including:

  Restriction on sale of all or substantially all assets of the Company and subsidiaries Ultrapar International and IPP.

  Restriction on encumbrance of assets exceeding US$ 150,000 (equivalent to R$ 779,505 as of December 31, 2020) or 15% of the amount of the consolidated tangible assets.

The Company and its subsidiaries are in compliance with the levels of covenants required by this debt. The restrictions imposed on the Company and its subsidiaries are customary in transactions of this nature and have not limited their ability to conduct their business to date.

c. Foreign loans

c.1. The subsidiary IPP has foreign loans in the amount of US$ 235,000 (equivalent to R$ 1,221,225 as of December 31, 2020). IPP also contracted hedging instruments with floating interest rate in U.S. dollar and exchange rate variation, changing the foreign loans charges, on average, to 104.1% of DI. IPP designated these hedging instruments as a fair value hedge (see Note 33.h.1). Therefore, loans and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss. The foreign loans are secured by the Company.

The foreign loans have the maturity distributed as follows:

Maturity	US$ (thousands)	R$ (thousands)	Cost in % of DI
Charges (1)	16,877	87,703	-
Jul/2021	60,000	311,802	101.8
Jun/2022	50,000	259,835	105.0
Sep/2023	60,000	311,802	105.0
Sep/2023	65,000	337,786	104.8
Total / average cost	251,877	1,308,928	104.1

 (1) Includes interest, transaction costs and fair value adjustments.

The subsidiary IPP paid off in advance of such financing in the amount of US$ 160,000 in 2020. From the 2020, the subsidiary IPP does not have contracts of foreign loans with covenants.

c.2 The subsidiary Global Petroleum Products Trading Corporation (“GPPTC”) contracted a foreign loan in the amount of US$ 60,000 with maturity on June 22, 2020 and interest of LIBOR + 2.0% p.a., paid quarterly. The Company, through the subsidiary Cia. Ultragaz, contracted hedging instruments subject to floating interest rates in dollar and exchange rate variation, changing the foreign loan charge to 105.9% of DI. The foreign loan is guaranteed by the Company and its subsidiary Oxiteno S.A. The foreign loan was settled by sudsidiary GPPTC on the maturity date.

d. BNDES

The subsidiaries had financing from BNDES for some of their investments and for working capital.

The subsidiaries paid such loans off in advance in the amount of R$ 39,843 on December 2020.

e. Financial institutions

The subsidiaries Oxiteno Mexico S.A. de C.V., Oxiteno USA LLC (“Oxiteno USA”) and Oxiteno Uruguay have loans for investments and working capital.

The subsidiary Oxiteno USA has loans with bearing interest of LIBOR + 1.4% and maturity as shown below:

Maturity	US$ (thousands)	R$ (thousands)
Charges (1)	3	15
Mar/2021	60,000	312,185
Total	60,003	312,200

 (1) Includes interest.

The proceeds of this loan were used in the working capital and to fund the construction of a new alkoxylation plant in the state of Texas.

The subsidiary Oxiteno USA paid off in advance of such financing in the amount of US$ 70,000 in 2020. As from the third quarter of 2020, the subsidiary Oxiteno USA does not have the need to maintain the levels of covenants required by these loans.

f. Banco do Brasil

The subsidiary IPP has floating interest rate loans with Banco do Brasil to marketing, processing, or manufacturing of agricultural goods (ethanol).

These loans mature, as follows (includes accrued interest through December 31, 2020):

Maturity	12/31/2020
May/2021	204,328
May/2022	203,092
Total	407,420

g. Debentures

g.1. In May 2016, the subsidiary IPP made its fourth issuance of public debentures, in one single series of 500 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.2. In April 2017, the subsidiary IPP carried out its fifth issuance of debentures, in two series, being one of 660,139 and another of 352,361, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Eco Consult – Consultoria de Operações Financeiras Agropecuárias Ltda. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,139
Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	352,361
Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.68%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 93.9% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.3. In July 2017, the subsidiary IPP made its sixth issuance of public debentures, in one single series of 1,500,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of DI
Payment of interest:	Annually
Reprice:	Not applicable

g.4. In October 2017, the subsidiary IPP carried out its seventh issuance of debentures in the amount of R$ 944,077, in two series, being on of 730,384 and another of 213,693, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert  Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Vert Créditos Ltda., that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The financial settlement occurred on November 1, 2017. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	730,384
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	213,693
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.34%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.3% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.5. In March 2018, the Company made its sixth issuance of public debentures, in a single series of 1,725,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 5, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	105.25% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.6. In December 2018, the subsidiary IPP carried out its eighth issuance of debentures in the amount of R$ 900,000, in two series, being one of 660,000 and another of 240,000, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP. The debentures were subscribed with the purpose to bind the issuance of CRA. The financial settlement occurred on December 21, 2018. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,000
Face value unit:	R$ 1,000.00
Final maturity:	December 18, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	97.5% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	240,000
Face value unit:	R$ 1,000.00
Final maturity:	December 15, 2025
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.61%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.1% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.7. In November 2019, the subsidiary Tequimar made its first issuance of debentures, in a single series of 90,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	November 19, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	6.47%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary Tequimar contracted hedging instruments subjected interest rate variation, changing the debentures fixed for 99.94% of the DI. Tequimar designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized in profit or loss.

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2020).

Maturity	12/31/2020
Charges (1)	205,533
May/2021	166,670
Jul/2021	750,000
Apr/2022	660,139
Jul/2022	750,000
Oct/2022	730,384
Mar/2023	1,725,336
Dec/2023	660,000
Apr/2024	352,361
Oct/2024	213,693
Nov/2024	90,000
Dec/2025	240,000
Total	6,544,116

 (1) Includes interest, transaction cost and mark to market.

h. Notes

h.1 In April 2020, the Company made its second public issuance of notes in a single series of 40 commercial notes, not convertible into shares, of unsecured type, whose main characteristics are:

Face value unit:	R$ 25,000,000.00
Final maturity:	April 6, 2021
Payment of the face value:	Lump sum at final maturity
Interest:	DI + 3.10%
Payment of interest:	Lump sum at final maturity
Reprice:	Not applicable

h.2 In April 2020, the subsidiary IPP made its first public issuance of notes in a single series of 15 commercial notes, not convertible into shares, of unsecured type, whose main characteristics are:

Face value unit:	R$ 20,000,000.00
Final maturity:	April 3, 2021
Payment of the face value:	Lump sum at final maturity
Interest:	DI + 2.00%
Payment of interest:	Lump sum at final maturity
Reprice:	Not applicable

The subsidiary IPP paid off in advance the notes in November 2020.

i. Transaction costs

Transaction costs incurred in issuing debt were deducted from the value of the related financial instruments and are recognized as an expense according to the effective interest rate method, as follows:

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2019	Incurred cost	Amortization	Balance on 12/31/2020
Debentures (g)	0.2	41,406	-	(13,058)	28,348
Notes in the foreign market (b)	0.1	28,114	13,263	(4,265)	37,112
Notes (h)	0.5	-	6,802	(5,484)	1,318
Banco do Brasil (f)	0.1	770	-	(438)	332
Foreign loans (c)	-	94	-	(94)	-
Others	-	1,382	-	(1,382)	-
Total		71,766	20,065	(24,721)	67,110

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2018	Incurred cost	Amortization	Balance on 12/31/2019
Debentures (g)	0.2	56,376	692	(15,662)	41,406
Notes in the foreign market (b)	0.1	13,881	18,442	(4,209)	28,114
Banco do Brasil (f)	0.2	3,437	-	(2,667)	770
Foreign loans (c)	-	331	-	(237)	94
Others	0.2	2,432	-	(1,050)	1,382
Total		76,457	19,134	(23,825)	71,766

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2017	Incurred cost	Amortization	Balance on 12/31/2018
Debentures (g)	0.2	44,709	21,308	(9,641)	56,376
Notes in the foreign market (b)	‐	15,298	-	(1,417)	13,881
Banco do Brasil (f)	0.2	8,065	-	(4,628)	3,437
Foreign loans (c)	0.1	1,213	-	(882)	331
Other	0.2	2,801	366	(735)	2,432
Total		72,086	21,674	(17,303)	76,457

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Debentures (g)	12,403	9,274	5,318	1,139	214	-	28,348
Notes in the foreign market (b)	4,890	4,893	4,896	4,913	4,903	12,617	37,112
Notes (h)	1,318	-	-	-	-	-	1,318
Banco do Brasil (f)	257	75	-	-	-	-	332
Total	18,868	14,242	10,214	6,052	5,117	12,617	67,110

j. Guarantees

The financings are guaranteed by collateral in the amount of R$ 75,251 as of December 31, 2020 (R$ 73,536 as of December 31, 2019) and by guarantees and promissory notes in the amount of R$ 13,758,033 as of December 31, 2020 (R$ 11,833,294 as of December 31, 2019).

The Company and its subsidiaries offer collateral in the form of letters of credit for commercial and legal proceedings in the amount of R$ 129,139 as of December 31, 2020 (R$ 293,509 as of December 31, 2019).

Some subsidiaries of Company issue collateral to financial institutions in connection with the amounts owed by some of their customers to such institutions (vendor financing) as follows:

	IPP		Oxiteno
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Maximum amount of future payments related to these collaterals	330,944	81,344	-	2,753
Maturities of up to	46 months	60 months	-	4 months
Fair value of collaterals	5,496	1,237	-	68

If a subsidiary is required to make any payment under these collaterals, this subsidiary may recover the amount paid directly from its customers through commercial collection. Until December 31, 2020, the subsidiaries did not have losses in connection with these collaterals. The fair value of collaterals is recognized in current liabilities as “other payables”, which is recognized in the statement of profit or loss as customers settle their obligations with the financial institutions.